Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	Welsbach Technology Metals Acquisition Corp.
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001866226
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE